Revenues from Contracts with Customers - Schedule of Transaction Price Allocated to Future Performance Obligations (Details) - USD ($) $ in Billions		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price				$ 34.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 34.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-07-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 33.9
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price				$ 33.9
Weighted Average Recognition Timing	[1]			12 years
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 33.6
Weighted Average Recognition Timing	[1]		11 years
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-07-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 32.9
Weighted Average Recognition Timing	[1]	10 years
LNG—affiliate [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price				$ 1.0
Weighted Average Recognition Timing	[1]			14 years
LNG—affiliate [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 1.0
Weighted Average Recognition Timing	[1]		13 years
LNG—affiliate [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-07-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 1.0
Weighted Average Recognition Timing	[1]	13 years

[1]	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.